Transfers To and From The Plan	12 Months Ended
Dec. 31, 2025
EBP 002
Employee Benefit Plan Transfers To And From The Plan [Line Items]
Transfers To and From The Plan

NOTE C—TRANSFERS TO AND FROM THE PLAN

Transfers between the Plan and the Fortune Brands Innovations Retirement Savings Plan occur due to participant changes in status from hourly to salaried, or vice versa, or transfers between the Companies. Total transfers from the Plan were $213 and $202 for the years ended December 31, 2025 and 2024, respectively. Total transfers into the Plan from the Fortune Brands Innovations Retirement Savings Plan were $125 and $23 for the years ended December 31, 2025 and 2024, respectively.